Leases (Details)				12 Months Ended
	Jul. 01, 2024 SGD ($)	Jun. 30, 2024	Jul. 01, 2021 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Leases [Line Items]
Right-of-use assets term			3 years		2 years 6 months
Monthly rental (in Dollars)			$ 2,250
Right-of-use assets renewed term		3 years
Monthly rental (in Dollars)	$ 2,250
Finance lease obligation				$ 389,536	$ 240,700
Finance lease						$ 98,047
Purchased security equipment cost				199,761	166,227
Finance lease arrangements amounting				$ 130,324	$ 103,263
Interest rate					2.99%
Weighted average borrowing rate				2.25%	2.25%	2.25%
Top of Range [Member]
Leases [Line Items]
Finance lease					$ 389,535
Bottom of Range [Member]
Leases [Line Items]
Finance lease					$ 240,700
Interest rate				4.70%